Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 45,841,828		¥ 36,159,165
Less: allowance for credit losses	(4,276,957)		(3,013,077)	¥ (1,978,793)
Accounts receivable, net	¥ 41,564,871	$ 5,943,698	¥ 33,146,088